Net Assets	12 Months Ended
Sep. 30, 2024
Equity [Abstract]
Net Assets

Note 12. Net Assets

Share Issuances

On April 27, 2023, an affiliate of the Investment Adviser purchased 2,000 shares of the Company’s Class F Shares (reclassified as Class I Shares) at a purchase price of $25.00 per share.

On June 14, 2023, the Company completed the Private Offering and entered into subscription agreements with the Private Offering Investors for total commitments of $650.3 million to purchase the Company’s Class F Shares. Following the completion of the Private Offering and prior to the commencement of the Public Offering, the Company’s Class F Shares were reclassified as Class I Shares. On June 30, 2023, the Company received the Private Offering subscription proceeds and issued 26,010,927.600 Class F Shares (reclassified as Class I Shares) at a purchase price of $25.00 per share.

In connection with its formation, the Company has the authority to issue an unlimited number of Common Shares at $0.01 per share par value. The Company offers on a continuous basis up to $5.0 billion of Common Shares pursuant to the Public Offering. The Company has received an exemptive order from the SEC that permits the Company to issue multiple share classes through Class S Shares, Class D Shares and Class I Shares, with, among others, different ongoing shareholder servicing and/or distribution fees. The Company will accept purchase orders and hold investors’ funds in an interest-bearing escrow account until the Company receives purchase orders for at least 100 investors in such class and the Company’s Board has authorized the release of the funds in the escrow account. The share classes have different ongoing distribution and/or shareholder servicing fees. As of April 1, 2024, the Company had received purchase orders from greater than 100 investors for Class S Shares, and the Board authorized the release of Class S proceeds from escrow. As of such date, the Company issued and sold 814,973.864 Class S Shares, and the escrow agent released net proceeds of $20,513 to the Company as payment for such Class S Shares.

The following table summarizes the Common Shares issued and net proceeds from the Public Offering during the year ended September 30, 2024. There were no proceeds from the Public Offering during the period from June 30, 2023 (commencement of operations) to September 30, 2023.

	Class I
Subscriptions Effective	Shares Issued	Net Proceeds
November 1, 2023	97,680.000	$2,442
December 1, 2023	1,094,615.081	27,442
January 1, 2024	9,936,232.788	249,101
February 1, 2024	1,705,939.025	42,683
March 1, 2024	2,456,196.864	61,552
April 1, 2024	4,020,367.842	101,193
May 1, 2024	3,923,079.849	98,666
June 1, 2024	3,510,784.993	88,437
July 1, 2024	3,604,832.795	90,553
August 1, 2024	4,415,983.832	110,753
September 1, 2024	4,281,633.232	107,554
	39,047,346.301	$980,376

	Class S
Subscriptions Effective	Shares Issued	Net Proceeds
April 1, 2024	814,973.864	$20,513
May 1, 2024	228,279.932	5,741
June 1, 2024	392,250.097	9,880
July 1, 2024	463,881.516	11,653
August 1, 2024	246,907.329	6,193
September 1, 2024	456,977.977	11,479
	2,603,270.715	$65,459

In connection with the Public Offering, the Company sells shares at an offering price per share as determined in accordance with a share pricing policy. Under such policy, in connection with each monthly closing on the sale of Class S Shares, Class D Shares and Class I Shares, the Board has authorized the Investment Adviser to establish a net offering price that it believes reflects a price per share that is no less than the then-current NAV per share. The following table summarizes the net offering price per share of Common

Shares in the Public Offering during the year ended September 30, 2024 and the period from June 30, 2023 (commencement of operations) to September 30, 2023.

	Net Offering Price Per Share
For the Month Ended	Class I	Class S
Year ended September 30, 2024
October 31, 2023	$25.00	$—
November 30, 2023	25.07	—
December 31, 2023	25.07	—
January 31, 2024	25.02	—
February 29, 2024	25.06	—
March 31, 2024	25.17	—
April 30, 2024	25.15	25.15
May 31, 2024	25.19	25.19
June 30, 2024	25.12	25.12
July 31, 2024	25.08	25.08
August 31, 2024	25.12	25.12
September 30, 2024	25.10	25.10

Period from June 30, 2023 (commencement of operations) to September 30, 2023
July 31, 2023	$25.00	$—
August 31, 2023	25.05	—
September 30, 2023	25.00	—

Distributions and Distribution Reinvestment

The Board authorizes and declares monthly distribution amounts per share that are recorded by the Company on the record date. The following tables summarize the Company’s dividend declarations and distributions with a record date during the year ended September 30, 2024 and the period from June 30, 2023 (commencement of operations) to September 30, 2023.

Class I
			Shares	Net Distribution	Total Dividends
Date Declared	Record Date	Payment Date	Outstanding	Per Share	Declared
Year ended September 30, 2024
August 3, 2023	October 31, 2023	November 29, 2023	26,194,330.889	$0.2100	$5,501
November 17, 2023	November 30, 2023	December 29, 2023	26,353,713.391	0.2200	5,798
November 17, 2023	December 30, 2023	January 30, 2024	27,513,765.783	0.2200	6,053
November 17, 2023	January 31, 2024	February 28, 2024	37,521,105.819	0.2200	8,255
February 2, 2024	February 29, 2024	March 29, 2024	39,279,712.403	0.2200	8,641
February 2, 2024	March 31, 2024	April 29, 2024	41,822,979.970	0.2200	9,201
February 2, 2024	April 30, 2024	May 30, 2024	45,942,385.416	0.2200	10,107
May 3, 2024	May 31, 2024	June 28, 2024	49,987,591.040	0.2200	10,997
May 3, 2024	June 30, 2024	July 30, 2024	53,635,734.336	0.2200	11,800
May 3, 2024	July 31, 2024	August 30, 2024	57,395,957.902	0.2200	12,628
August 2, 2024	August 31, 2024	September 27, 2024	61,912,050.088	0.2200	13,621
August 2, 2024	September 30, 2024	October 30, 2024	66,374,648.607	0.2200	14,602
Total dividends declared for the year ended September 30, 2024					$117,204

Period from June 30, 2023 (commencement of operations) to September 30, 2023
July 31, 2023	July 31, 2023	August 29, 2023	26,012,927.600	$0.2100	$5,463
August 2, 2023	August 31, 2023	September 29, 2023	26,072,695.096	0.2100	5,475
August 2, 2023	September 30, 2023	October 30, 2023	26,133,510.522	0.2100	5,488
Total dividends declared for the period from June 30, 2023 (commencement of operations) to September 30, 2023					$16,426

Class S
				Net	Total
			Shares	Distribution	Dividends
Date Declared	Record Date	Payment Date	Outstanding	Per Share	Declared
Year ended September 30, 2024
April 19, 2024	April 30, 2024	May 30, 2024	814,973.864	$0.2022	$165
May 3, 2024	May 31, 2024	June 28, 2024	1,047,494.875	0.2022	212
May 3, 2024	June 30, 2024	July 30, 2024	1,444,919.231	0.2022	292
May 3, 2024	July 31, 2024	August 30, 2024	1,914,357.236	0.2022	387
August 2, 2024	August 31, 2024	September 27, 2024	2,168,575.972	0.2022	437
August 2, 2024	September 30, 2024	October 30, 2024	2,633,722.656	0.2022	533
Total dividends declared for the year ended September 30, 2024					$2,026

The following table summarizes the Company’s distributions reinvested during the year ended September 30, 2024 and the period from June 30, 2023 (commencement of operations) to September 30, 2023.

Class I
Payment Date	DRIP Shares Issued	Amount ($) per share	DRIP Shares Value (1)
Year ended September 30, 2024
October 30, 2023	60,820.367	$25.00	$1,521
November 29, 2023	61,702.502	25.00	1,543
December 29, 2023	65,437.311	25.07	1,640
January 30, 2024	71,107.248	25.07	1,782
February 28, 2024	79,967.559	25.02	2,001
March 29, 2024	87,070.703	25.06	2,182
April 29, 2024	99,037.604	25.17	2,493
May 30, 2024	122,125.775	25.15	3,071
June 28, 2024	137,358.303	25.19	3,460
July 30, 2024	155,390.771	25.12	3,904
August 30, 2024	165,834.688	25.08	4,159
September 27, 2024	180,965.287	25.12	4,546
	1,286,818.118		$32,302

Period from June 30, 2023 (commencement of operations) to September 30, 2023
August 29, 2023	59,767.496	$25.00	$1,494
September 29, 2023	60,815.426	25.05	1,524
	120,582.922		$3,018

Class S
		Amount ($) per	DRIP Shares
Payment Date	DRIP Shares Issued	share	Value(1)
Year ended September 30, 2024
May 30, 2024	4,241.079	$25.15	$107
June 28, 2024	5,174.259	25.19	130
July 30, 2024	5,556.489	25.12	140
August 30, 2024	7,311.407	25.08	183
September 27, 2024	8,168.707	25.12	205
	30,451.941		$765
(1)	Reflects DRIP shares issued multiplied by the unrounded amount per share.

Share Repurchase Program

At the discretion of the Board, the Company has commenced a share repurchase program in which the Company intends to repurchase, in each quarter, up to 5% of the NAV of the Company’s common shares outstanding as of the close of the previous calendar quarter. The Board may amend, suspend or terminate the share repurchase program if it deems such action to be in the best interest of shareholders. As a result, share repurchases may not be available each quarter. The Company intends to conduct such repurchase offers in accordance with the requirements of Rule 13e-4 promulgated under the Securities Exchange Act of 1934, as amended, and the 1940 Act. All shares purchased pursuant to the terms of each tender offer will be retired and thereafter will be authorized and unissued shares.

Under the share repurchase program, to the extent the Company offers to repurchase shares in any particular quarter, it is expected to repurchase shares pursuant to tender offers on or around the last business day of the first month of such quarter using a purchase price equal to the NAV per share as of the last calendar day of the prior quarter, except that shares that have not been outstanding for at least one year will be repurchased at 98% of such NAV (an “Early Repurchase Deduction”). The one-year holding period is measured as of the subscription closing date immediately following the prospective repurchase date. The Early Repurchase Deduction will be retained by the Company for the benefit of remaining shareholders.

The following table presents share repurchases completed under the share repurchase program during the year ended September 30, 2024. There were no share repurchases completed during the period from June 30, 2023 (commencement of operations) to September 30, 2023.

						Maximum
						number of
						shares that
						may yet be
						purchased
Repurchase	Total Number of	Percentage of			Amount	under the
Deadline	Shares Repurchased	Outstanding Shares	Price Paid	Repurchase	Repurchased	Repurchase
Request	(all classes)	Repurchased(1)	Per Share	Pricing Date	(all classes)(2)	Program(3)
February 1, 2024	27,300.000	0.10%	$25.07	December 31, 2023	$670	—
August 1, 2024	65,726.334	0.12%	$25.12	June 30, 2024	$1,640	—
(1)Percentage is based on total shares as of the close of the previous calendar quarter.
(2)Amounts shown net of Early Repurchase Deduction.
(3)	All repurchase requests were satisfied in full.